Income Tax - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Taxes [line items]
Aggregate deductible temporary differences for which no deferred income tax assets recognized	$ 52,686.2	$ 26,790.9
Aggregate taxable temporary differences associated with investments in subsidiaries not recognized as deferred income tax liabilities	$ 254,182.9	$ 222,682.6
Changes in tax rates or tax laws enacted or announced [member]
Disclosure Of Income Taxes [line items]
Percentage of corporate income tax rate	20.00%	20.00%	20.00%